                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05
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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                                   NUMBER OF
           DESCRIPTION                                                               SHARES              VALUE
           COMMON STOCKS 98.6%
           ADVERTISING 0.6%
           Lamar Advertising Co., Class A (a)                                       218,300         $     8,795,307
                                                                                                    ---------------
           AIR FREIGHT & COURIERS 1.0%
           CH Robinson Worldwide, Inc.                                              263,060              13,555,482
                                                                                                    ---------------
           APPAREL & ACCESSORIES 0.8%
           Coach, Inc. (a)                                                          197,100              11,161,773
                                                                                                    ---------------
           APPAREL RETAIL 0.9%
           Chico's FAS, Inc. (a)                                                    413,822              11,694,610
                                                                                                    ---------------
           ASSET MANAGEMENT & CUSTODY BANKS 1.5%
           Legg Mason, Inc.                                                         267,200              20,879,008
                                                                                                    ---------------
           BIOTECHNOLOGY 2.0%
           Genentech, Inc. (a)                                                      495,200              28,033,272
                                                                                                    ---------------
           BROADCASTING & CABLE TV 0.8%
           Univision Communications, Inc., Class A (a)                              386,360              10,698,308
                                                                                                    ---------------
           CASINOS & GAMING 5.1%
           International Game Technology                                            915,600              24,409,896
           Las Vegas Sands Corp. (a)                                                156,936               7,062,120
           Station Casinos, Inc.                                                    250,900              16,948,295
           Wynn Resorts, Ltd. (a)                                                   314,230              21,285,940
                                                                                                    ---------------
                                                                                                         69,706,251
                                                                                                    ---------------
           COMMUNICATIONS EQUIPMENT 3.4%
           Crown Castle International Corp. (a)                                     616,856               9,906,707
           QUALCOMM, Inc.                                                         1,004,745              36,823,904
                                                                                                    ---------------
                                                                                                         46,730,611
                                                                                                    ---------------
           COMPUTER HARDWARE 5.3%
           Apple Computer, Inc. (a)                                                 273,700              11,405,079
           Dell, Inc. (a)                                                         1,398,400              53,726,528
           Shanda Interactive Entertainment, Ltd. - ADR (China) (a)                 237,800               7,181,560
                                                                                                    ---------------
                                                                                                         72,313,167
                                                                                                    ---------------

           DATA PROCESSING & OUTSOURCING SERVICES 1.6%
           First Data Corp.                                                         177,500               6,977,525
           Paychex, Inc.                                                            461,030              15,131,005
                                                                                                    ---------------
                                                                                                         22,108,530
                                                                                                    ---------------
           DIVERSIFIED COMMERCIAL SERVICES 4.9%
           Apollo Group, Inc., Class A (a)                                          563,700              41,747,622
           ChoicePoint, Inc. (a)                                                    269,400              10,805,634
           Corporate Executive Board Co.                                            218,900              13,998,655
                                                                                                    ---------------
                                                                                                         66,551,911
                                                                                                    ---------------
           DIVERSIFIED METALS & MINING 1.2%
           Cameco Corp. (Canada)                                                    371,400              16,430,736
                                                                                                    ---------------
           FERTILIZERS & AGRICULTURAL CHEMICALS 3.1%
           Monsanto Co.                                                             648,370              41,819,865
                                                                                                    ---------------

           GAS UTILITIES 1.2%
           Questar Corp.                                                            283,500              16,797,375
                                                                                                    ---------------
           GENERAL MERCHANDISE STORES 1.6%
           Sears Holdings Corp. (a)                                                 163,800              21,813,246
                                                                                                    ---------------
           HEALTH CARE DISTRIBUTORS 1.2%
           Patterson Co., Inc. (a)                                                  332,300              16,598,385
                                                                                                    ---------------
           HEALTH CARE EQUIPMENT 5.6%
           Alcon, Inc. (Switzerland)                                                355,100              31,706,879
           Kinetic Concepts, Inc. (a)                                                63,507               3,788,192
           Medtronic, Inc.                                                          405,200              20,644,940
           St. Jude Medical, Inc. (a)                                               276,000               9,936,000
           Zimmer Holdings, Inc. (a)                                                127,800               9,944,118
                                                                                                    ---------------
                                                                                                         76,020,129
                                                                                                    ---------------
           HEALTH CARE SERVICES 0.0%
           Medco Health Solutions, Inc. (a)                                               1                      50
                                                                                                    ---------------
           HOME ENTERTAINMENT SOFTWARE 2.3%
           Electronic Arts, Inc. (a)                                                609,300              31,549,554
                                                                                                    ---------------
           HOME IMPROVEMENT RETAIL 1.4%
           Home Depot, Inc.                                                         484,650              18,533,016
                                                                                                    ---------------
           HOMEBUILDING 0.7%
           Pulte Homes, Inc.                                                        136,800              10,072,584
                                                                                                    ---------------
           HOTELS 3.3%
           Carnival Corp.                                                           883,000              45,748,230
                                                                                                    ---------------

           HOUSEHOLD PRODUCTS 0.7%
           Procter & Gamble Co.                                                     189,160              10,025,480
                                                                                                    ---------------
           HYPERMARKETS & SUPER CENTERS 4.3%
           Costco Wholesale Corp.                                                   242,500              10,713,650
           Wal-Mart Stores, Inc.                                                    949,870              47,597,986
                                                                                                    ---------------
                                                                                                         58,311,636
                                                                                                    ---------------
           INSURANCE BROKERS 1.0%
           Marsh & McLennan Co., Inc.                                               457,100              13,904,982
                                                                                                    ---------------
           INTEGRATED OIL & GAS 0.9%
           Suncor Energy, Inc. (Canada)                                             316,000              12,706,360
                                                                                                    ---------------
           INTERNET RETAIL 4.7%
           Amazon.com, Inc. (a)                                                     397,500              13,622,325
           eBay, Inc. (a)                                                         1,369,790              51,038,375
                                                                                                    ---------------
                                                                                                         64,660,700
                                                                                                    ---------------
           INTERNET SOFTWARE & SERVICES 4.7%
           Google, Inc., Class A (a)                                                124,170              22,413,927
           Yahoo!, Inc. (a)                                                       1,249,160              42,346,524
                                                                                                    ---------------
                                                                                                         64,760,451
                                                                                                    ---------------
           IT CONSULTING & OTHER SERVICES 0.8%
           Infosys Technologies, Ltd. - ADR (India)                                 153,100              11,288,063
                                                                                                    ---------------
           MANAGED HEALTH CARE 3.7%
           UnitedHealth Group, Inc.                                                 527,820              50,343,472
                                                                                                    ---------------
           MOVIES & ENTERTAINMENT 0.9%
           News Corp., Class B                                                      733,400              12,915,174
                                                                                                    ---------------
           OIL & GAS EXPLORATION & PRODUCTION 2.0%
           Ultra Petroleum Corp. (a)                                                533,720              27,112,976
                                                                                                    ---------------
           OTHER DIVERSIFIED FINANCIAL SERVICES 3.4%
           Brascan Corp., Class A (Canada)                                          609,300              23,001,075
           Chicago Mercantile Exchange                                               50,640               9,825,679
           Citigroup, Inc.                                                          308,076              13,844,935
                                                                                                    ---------------
                                                                                                         46,671,689
                                                                                                    ---------------
           PACKAGED FOODS 1.4%
           WM. Wrigley Jr. Co.                                                      299,800              19,657,886
                                                                                                    ---------------
           PERSONAL PRODUCTS 1.2%
           Gillette Co.                                                             312,800              15,790,144
                                                                                                    ---------------
           PHARMACEUTICALS 4.5%
           Johnson & Johnson                                                        716,770              48,138,273
           Novartis AG - ADR (Switzerland)                                          290,700              13,598,946
                                                                                                    ---------------

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
                                                                                                         61,737,219
                                                                                                    ---------------
           PROPERTY & CASUALTY 2.0%
           Berkshire Hathaway, Inc., Class B (a)                                      9,397              26,837,832
                                                                                                    ---------------
           PUBLISHING 0.8%
           Getty Images, Inc. (a)                                                   149,900              10,659,389
                                                                                                    ---------------
           RESTAURANTS 1.1%
           Starbucks Corp. (a)                                                      283,500              14,645,610
                                                                                                    ---------------
           SEMICONDUCTORS 1.4%
           Marvell Technology Group, Ltd. (Bermuda) (a)                             515,340              19,758,136
                                                                                                    ---------------
           SOFT DRINKS 1.0%
           PepsiCo, Inc.                                                            264,130              14,006,814
                                                                                                    ---------------
           SPECIALIZED FINANCE 1.1%
           Moody's Corp.                                                            179,200              14,490,112
                                                                                                    ---------------
           SPECIALTY STORES 1.0%
           PETsMART, Inc.                                                           451,600              12,983,500
                                                                                                    ---------------
           SYSTEMS SOFTWARE 2.6%
           Adobe Systems, Inc.                                                      215,000              14,441,550
           Microsoft Corp.                                                          571,210              13,806,146
           Red Hat, Inc. (a)                                                        634,300               6,920,213
                                                                                                    ---------------
                                                                                                         35,167,909
                                                                                                    ---------------
           TOBACCO 1.0%
           Altria Group, Inc.                                                       211,800              13,849,602
                                                                                                    ---------------
           WIRELESS TELECOMMUNICATION SERVICES 2.9%
           America Movil SA de CV, Class L - ADR (Mexico)                           501,800              25,892,880
           Nextel Communications, Inc., Class A (a)                                 505,000              14,352,100
                                                                                                    ---------------
                                                                                                         40,244,980
                                                                                                    ---------------
           TOTAL LONG-TERM INVESTMENTS 98.6%
              (Cost $1,297,214,444)                                                                   1,350,141,516

           REPURCHASE AGREEMENT 1.8%
           Bank of America Securities LLC ($24,714,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate
           of 2.75%, dated 03/31/05, to be sold on 04/01/05 at $24,715,888)                         $    24,714,000
                                                                                                    ---------------
              (Cost $24,714,000)

           TOTAL INVESTMENTS 100.4%
              (Cost $1,321,928,444)                                                                  1,374,855,516

           LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                 (4,977,548)
                                                                                                    ---------------


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
           NET ASSETS 100.0%                                                                        $ 1,369,877,968
                                                                                                    ---------------


     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005